UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: December 31, 2006
                                                         ------------------

          Check here if Amendment [  ]; Amendment Number:
                                                         ----------------

                        This Amendment (Check only one):

                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:                  Thomas W. Smith
                           -----------------------------------------------------
    Address:               323 Railroad Avenue   Greenwich  CT        06830
                           -----------------------------------------------------
                           (Street)              (City)     (State)   (Zip)

    Form 13F File Number:  028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

    Name:      Thomas W. Smith
    Title:     Investment Manager
    Phone:     203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         February 14, 2007
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:           1
                                           ---

Form 13F Information Table Entry Total:      33
                                           ----

Form 13F Information Table Value Total:      $1,407,201 (thousands)
                                           -------------

List of Other Included Managers:

No.     Form 13F File No.:              Name:
---     ------------------              -----

01      028-10290                       Scott J. Vassalluzzo
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                                       -2-

FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/   SH/ PUT/  INVSTMT   OTHER          VOTING AUTHORITY
           NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS     SOLE   SHARED  NONE
           --------------      --------------    -----     --------   -------   --- ----  -------  --------     ----   ------  ----
AMERICA'S CAR-MART INC.             COM        03062T105       11         900   SH           Sole                900
AMERICA'S CAR-MART INC.             COM        03062T105     5352      451250   SH          Other      01     451250
COMMERCE BANCORP, INC.              COM        200519106    18838      534111   SH           Sole             534111
COMMERCE BANCORP, INC.              COM        200519106   109159     3094950   SH          Other      01    3094950
COPART, INC.                        COM        217204106    21841      728019   SH           Sole             728019
COPART, INC.                        COM        217204106   110423     3680782   SH          Other      01    3680782
CREDIT ACCEPTANCE CORP.             COM        225310101    16197      485967   SH           Sole             485967
CREDIT ACCEPTANCE CORP.             COM        225310101   131375     3941658   SH          Other      01    3941658
HOUSEVALUES INC.                    COM        44183Y102      772      137040   SH           Sole             137040
HOUSEVALUES INC.                    COM        44183Y102    11715     2080800   SH          Other      01    2080800
IRON MOUNTAIN, INC.                 COM        462846106     4105       99287   SH           Sole              99287
IRON MOUNTAIN, INC.                 COM        462846106    96760     2340599   SH          Other      01    2340599
LAUREATE EDUCATION INC.             COM        518613104     9074      186601   SH           Sole             186601
LAUREATE EDUCATION INC.             COM        518613104    55462     1140483   SH          Other      01    1140483
LIFE TIME FITNESS, INC.             COM        53217R207     8715      179645   SH           Sole             179645
LIFE TIME FITNESS, INC.             COM        53217R207    36484      752100   SH          Other      01     752100
MOBILE MINI, INC.                   COM        60740F105      827       30680   SH           Sole              30680
MOBILE MINI, INC.                   COM        60740F105    35389     1313616   SH          Other      01    1313616
PRE-PAID LEGAL SERVICES, INC.       COM        740065107    11822      302130   SH           Sole             302130
PRE-PAID LEGAL SERVICES, INC.       COM        740065107    84616     2162437   SH          Other      01    2162437
SCP POOL CORPORATION                COM        784028102     1829       46692   SH           Sole              46692
SCP POOL CORPORATION                COM        784028102     6267      160000   SH          Other      01     160000
SEI INVESTMENTS CO                  COM        784117103    46987      788896   SH           Sole             788896
SEI INVESTMENTS CO                  COM        784117103   319868     5370516   SH          Other      01    5370516
STAPLES INC.                        COM        855030102      734       27500   SH           Sole              27500
TRACTOR SUPPLY CO.                  COM        892356106     6146      137473   SH           Sole             137473
TRACTOR SUPPLY CO.                  COM        892356106    62389     1395411   SH          Other      01    1395411
VERTRUE INCORPORATED                COM        92534N101     6739      175453   SH           Sole             175453
VERTRUE INCORPORATED                COM        92534N101    49162     1279928   SH          Other      01    1279928
W HOLDING COMPANY INC.              COM        929251106     8896     1492677   SH           Sole            1492677
W HOLDING COMPANY INC.              COM        929251106    35462     5949969   SH          Other      01    5949969
WORLD ACCEPTANCE CORP.              COM        981419104     6141      130800   SH           Sole             130800
WORLD ACCEPTANCE CORP.              COM        981419104    87643     1866741   SH          Other      01    1866741